Employee Benefit Plans and Postretirement Benefits - Net Periodic Benefit Cost (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 8	$ 7	$ 15	$ 15
Interest cost	22	28	44	56
Expected return on assets	(29)	(35)	(58)	(70)
Amortization of:
Actuarial loss	19	20	39	41
Net periodic benefit cost	20	20	40	42
Healthcare [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	1	2	3	4
Interest cost	10	12	20	24
Expected return on assets	(1)	(2)	(3)	(4)
Amortization of:
Prior service credit	(1)	(2)	(2)	(5)
Actuarial loss	3	6	7	13
Net periodic benefit cost	12	16	25	32
Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	4	3	7	7
Interest cost	1	2	2	3
Amortization of:
Actuarial loss		1		1
Net periodic benefit cost	$ 5	$ 6	$ 9	$ 11